Voya International Index Portfolio Annual Fund Operating Expenses - Class ADV I S S2 Shares [Member] - Voya International Index Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.94%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	0.45%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	0.85%

[1]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.00%, 0.50%, 0.75%, and 0.90% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2026. In addition, the Investment Adviser is contractually obligated to further limit expenses to 0.95%, 0.45%, 0.70%, and 0.85% for the Portfolio’s Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2026. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The distributor is contractually obligated to waive 0.01% of the distribution fee for Class ADV shares through May 1, 2026. Termination or modification of these obligations requires approval by the Portfolio’s Board of Directors (the “Board”).